Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of pre-tax income
	Year Ended December 31,
	2020	2019
United States	$7,437,340	$7,329,896
Total loss before tax	$7,437,340	$7,329,896

Schedule of federal statutory income tax rate
	Year Ended December 31,
	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%
State and local income taxes, net of federal benefit	1.0%	0.9%
Non-Deductible Expenses	(0.5%)	(0.7%)
Valuation Allowance	(23.8%)	(21.3%)
Other	2.3%	0.1%
Total Deferred Tax Assets:	0.0%	0.0%

Schedule of deferred tax assets
	Year Ended December 31,
Deferred tax assets:	2020	2019
Net operating loss carryforwards	$5,605,200	$4,060,346
Accruals and Reserves	1,959	1,527
Stock Compensation	158,010	59,641
Operating Lease Liability	171,274	31,630
Other	603,678	462,195
Gross deferred tax assets	6,540,121	4,615,339
Less: Valuation Allowance	(6,257,691)	(4,487,748)
Net Deferred tax assets	282,430	127,591
Deferred tax liabilities:
Depreciation and Amortization	(111,156)	(95,961)
Right of Use Asset	(171,274)	(31,630)
Total Deferred Tax Assets:	$—	$—

Schedule of unrecognized tax benefits
Balance as of December 31, 2018	$—
Increases related to prior year tax positions	56,604
Decreases related to prior year tax positions	—
Balance as of December 31, 2019	$56,604
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Balance as of December 31, 2020	$56,604